Consolidated and combined statements of profit or loss and other comprehensive income - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Jan. 03, 2021	Dec. 31, 2019
Profit or loss [abstract]
Net revenue	$ 10,039,668	$ 7,260,408	$ 3,084,662
Cost of sales	4,399,164	3,290,994	1,280,829
Gross profit	5,640,504	3,969,414	1,803,833
Administrative expenses	1,247,436	664,677	319,133
Selling expenses	1,264,581	853,355	551,300
Distribution expenses	463,779	331,023	121,155
Total operating expense	2,975,796	1,849,055	991,588
Operating income	2,664,708	2,120,359	812,245
Financing income (cost):
Interest expense	(75,818)	(80,253)	(85,429)
Interest income	25,872	10,930	7,028
Unrealized gain (loss) in valuation of derivative financial instruments	330,315	(287,985)	(15,680)
Changes in fair value of warrants		(851,520)
Foreign exchange loss, net	(319,739)	(30,402)	(13,330)
Total financing income (cost)	(39,370)	(1,239,230)	(107,411)
Income before income taxes	2,625,338	881,129	704,834
Income taxes:
Current	782,901	576,834	229,900
Deferred	41,553	(34,066)	2,792
Total income taxes	824,454	542,768	232,692
Net income for the year	1,800,884	338,361	472,142
Net income for the year attributable to:
Owners of the Company	1,804,590	338,361	472,142
Non-controlling interest	(3,706)
Net income for the year	1,800,884	338,361	472,142
Items that will not be reclassified subsequently to profit or loss:
Remeasurement of defined benefit obligation, net of taxes	83	(839)	76
Total comprehensive income for the year	1,800,967	337,522	472,218
Comprehensive income for the year attributable to:
Owners of the Company	1,804,673	337,522	472,218
Non-controlling interest	(3,706)
Total comprehensive income for the year	$ 1,800,967	$ 337,522	$ 472,218
Basic earnings per common share (pesos) (in Pesos per share)	$ 48.81	$ 9.93	$ 15.63
Diluted earnings per common share (pesos) (in Pesos per share)	$ 48.33	$ 9.84	$ 15.63